Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Drawn	$ 805,849
Undrawn commitments	168,233
Other exposures	119,923
Total	1,094,005	$ 1,084,224
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	493,208
Undrawn commitments	108,440
Other exposures	38,100
Total	639,748	621,409
United States [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	109,493
Undrawn commitments	40,452
Other exposures	44,479
Total	194,424	188,210
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	49,258
Undrawn commitments	1,449
Other exposures	4,070
Total	54,777	56,738
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	34,463
Undrawn commitments	1,483
Other exposures	2,476
Total	38,422	39,187
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	24,042
Undrawn commitments	1,134
Other exposures	2,976
Total	28,152	33,931
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	12,839
Undrawn commitments	534
Other exposures	1,073
Total	14,446	13,123
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	21,091
Undrawn commitments	7,116
Other exposures	18,972
Total	47,179	51,770
Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	25,281
Undrawn commitments	1,411
Other exposures	981
Total	27,673	31,420
Latin America (other) [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	12,326
Undrawn commitments	1,241
Other exposures	513
Total	14,080	13,647
All other countries [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	23,848
Undrawn commitments	4,973
Other exposures	6,283
Total	35,104	34,789
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	459,902
Undrawn commitments	117,213
Other exposures	119,923
Total	697,038	722,981
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	395,668
Undrawn commitments	113,723
Other exposures	112,163
Total	621,554	645,521
Non retail [member] | AIRB portfolio [member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	172,443
Undrawn commitments	108,300
Other exposures	91,719
Total	372,462	358,997
Non retail [member] | AIRB portfolio [member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	15,737
Undrawn commitments	4,662
Other exposures	15,393
Total	35,792	43,120
Non retail [member] | AIRB portfolio [member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	207,488
Undrawn commitments	761
Other exposures	5,051
Total	213,300	243,404
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	64,234
Undrawn commitments	3,490
Other exposures	7,760
Total	75,484	77,460
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	52,545
Undrawn commitments	3,475
Other exposures	7,627
Total	63,647	66,500
Non retail [member] | Standardized portfolio [Member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	3,048
Undrawn commitments	15
Other exposures	1
Total	3,064	2,638
Non retail [member] | Standardized portfolio [Member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	8,641
Other exposures	132
Total	8,773	8,322
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	345,947
Undrawn commitments	51,020
Total	396,967	361,243
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	254,885
Undrawn commitments	51,020
Total	305,905	273,845
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	207,943
Undrawn commitments	19,984
Total	227,927	192,927
Retail [member] | AIRB portfolio [member] | Qualifying revolving [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	14,415
Undrawn commitments	27,356
Total	41,771	45,862
Retail [member] | AIRB portfolio [member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	32,527
Undrawn commitments	3,680
Total	36,207	35,056
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	91,062
Total	91,062	87,398
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	54,617
Total	54,617	47,715
Retail [member] | Standardized portfolio [Member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	36,445
Total	$ 36,445	$ 39,683